Note 13 - Subsequent Events-10Q (Details Textual) - USD ($)					1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2024	Mar. 28, 2024	Jul. 18, 2023	Apr. 02, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 07, 2024	Jan. 08, 2024
Series E Convertible Preferred Stock [Member]
Price of Convertible Preferred Stock to Common Stock, Percentage					80.00%			80.00%	80.00%
Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage			25.00%	25.00%	25.00%			25.00%	25.00%	25.00%	25.00%	25.00%
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Price of Convertible Preferred Stock to Common Stock, Percentage	80.00%
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member] | Kiromic BioPharma Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	19.99%
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage	25.00%												25.00%	25.00%
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Debt Conversion, Original Debt, Amount		$ 8,000,000	$ 6,000,000	$ 8,000,000		$ 7,200,000	$ 8,000,000	$ 2,400,000	$ 17,600,000	$ 14,000,000	$ 14,000,000	$ 0
Debt Conversion, Original Debt and Accrued Interest, Amount					$ 3,000,000	$ 8,800,000		$ 3,000,000
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member] | Subsequent Event [Member]
Debt Conversion, Original Debt, Amount	$ 2,400,000
Debt Conversion, Original Debt and Accrued Interest, Amount	$ 600